Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Net Assets (Textual)
Statutory reserves	$ 2,097	$ 2,097
Income tax, description	A foreign-invested enterprise is required to allocate at least 10% of its annual net profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.
Consolidated amount of VIEs	$ 84,138
Subsidiaries [Member]
Restricted Net Assets (Textual)
Statutory reserves	$ 2,097	$ 2,097